As filed with the Securities and Exchange Commission on January 30, 2026

Securities Act of 1933 Registration No. 2-80543

Investment Company Act of 1940 Registration No. 811-03605

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 111	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 144	☒

(Check appropriate box or boxes)

NORTHERN INSTITUTIONAL FUNDS

(Exact Name of Registrant as Specified in Charter)

50 S. LaSalle Street

Chicago, Illinois 60603

(Address of Principal Executive Offices)

800-637-1380

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	with a copy to:

Michael Mabry Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, Pennsylvania 19103	Kevin P. O’Rourke Jose J. Del Real The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603

It Is Proposed That This Filing Become Effective (Check Appropriate Box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 6, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*This filing relates solely to Digital Enabled Shares of the Treasury Instruments Portfolio.

Explanatory Note

This Post-Effective Amendment No. 111 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 144 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Northern Institutional Funds (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until February 6, 2026, the effectiveness of the Registration Statement with respect to the Digital Enabled Shares of the Treasury Instruments Portfolio, initially filed in Post-Effective Amendment No. 110 on December 2, 2025, pursuant to paragraph (a)(2) of Rule 485 under the Securities Act, which would have become effective on February 2, 2026.

This Post-Effective Amendment No.  111 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 110.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 111 to its Registration Statement under Rule 485(b) under the Securities Act and the Registrant has duly caused this Post-Effective Amendment No. 111 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois on the 30th day of January, 2026.

NORTHERN INSTITUTIONAL FUNDS

By:	/s/ Kevin P. O’Rourke
Kevin P. O’Rourke President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 111 to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Kevin P. O’Rourke Kevin P. O’Rourke	President (Principal Executive Officer)	January 30, 2026

/s/ Randal E. Rein Randal E. Rein	Treasurer (Principal Financial and Accounting Officer)	January 30, 2026

/s/ Therese M. Bobek* Therese M. Bobek	Trustee	January 30, 2026

/s/ Ingrid LaMae A. de Jongh* Ingrid LaMae A. de Jongh	Trustee	January 30, 2026

/s/ Thomas A. Kloet* Thomas A. Kloet	Trustee	January 30, 2026

/s/ David R. Martin* David R. Martin	Trustee	January 30, 2026

/s/ William Martin* William Martin	Trustee	January 30, 2026

Name	Title	Date

/s/ Cynthia R. Plouché* Cynthia R. Plouché	Trustee	January 30, 2026

/s/ Mary Jacobs Skinner* Mary Jacobs Skinner	Trustee	January 30, 2026

/s/ Paula Kar* Paula Kar	Trustee	January 30, 2026

/s/ Kevin P. O’Rourke *By Kevin P. O’Rourke Attorney-In-Fact (pursuant to Power of Attorney previously filed)